Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Mainland China	15,055	18,306	28,449	4,008
Non-Mainland China	(4,277)	(8,194)	(3,251)	(458)

	10,778	10,112	25,198	3,550

Components of Income Tax
Income taxes consist of:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	3,636	3,163	3,812	537
Income tax refund due to reduced tax rate	—	(468)	—	—
Adjustments of deferred tax assets due to change in tax rates	109	119	111	16
Deferred income tax benefit	(558)	(236)	(274)	(39)

	3,187	2,578	3,649	514

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income
The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax
income is as follows:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	2,694	2,541	6,299	887
Effect of differing tax rates in different jurisdictions	656	1,976	410	58
Non-taxable income	(89)	(44)	(456)	(64)
Non-deductible expenses	965	534	1,928	272
Research and development super-deduction	(1,645)	(2,274)	(3,067)	(432)
Effect of PRC preferential tax rates and tax holiday	(1,557)	(1,507)	(1,833)	(259)
Effect of tax rate changes on deferred taxes	109	119	111	16
Reversal of prior year’s income taxes	(734)	(913)	(156)	(22)
PRC withholding tax	615	181	574	81
Change in valuation allowance	2,173	1,965	(161)	(23)

Taxation for the year	3,187	2,578	3,649	514

Effective tax rate	29.6%	25.5%	14.5%	14.5%

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share	0.56	0.54	0.65	0.09

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Allowance for credit losses	616	704	99
Accrued expenses, payroll and others	3,861	3,602	507
Fixed assets depreciation and intangible assets amortization	3,767	3,532	497
Net operating loss carry-forwards	4,176	4,223	595
Less: valuation allowance	(10,033)	(9,872)	(1,390)

Deferred tax assets, net	2,387	2,189	308

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	428	220	31
Withholding tax on PRC subsidiaries’ undistributed earnings	1,685	1,475	207
Tax on capital gains	797	908	128
Others	246	211	30

	3,156	2,814	396